Ownership Percentages and Carrying Value Principal Equity Method Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 1,862	$ 2,023
Litens Automotive Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	76.70%
Carrying value of equity method investments	$ 188	221
Getrag (Jiangxi) Transmission Co., Ltd [GJT] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	66.70%
Carrying value of equity method investments	$ 1,107	1,156
Getrag Ford Transmission GmbH ["GFT"] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Carrying value of equity method investments	$ 268	334
Dongfeng Getrag Transmission Co. Ltd ["DGT"] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Carrying value of equity method investments	$ 72	80
Hubei HAPM MAGNA Seating Systems Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.90%
Carrying value of equity method investments	$ 117	$ 116